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            As filed with the Securities and Exchange
                 Commission on November 26, 1996

                                                  File No. 2-33889

               Securities and Exchange Commission
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                Post-Effective Amendment No.  52                 X

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 32

                 FIDUCIARY MANAGEMENT ASSOCIATES
        1345 Avenue of the Americas, New York, N.Y. 10105
                         (800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
        1345 Avenue of the Americas, New York, N.Y. 10105
             (Name and address of Agent for Service)

                Calculation of Registration Fee:

                          Proposed    Proposed
Title of                  Maximum     Maximum
Securities   Amount       Offering    Aggregate      Amount of
Being        Being        Price       Offering       Registration
Registered   Registered   Per Unit*   Price*         Fee
__________   __________   _________   _________      ____________

Shares of
Beneficial
Interest
$.01 par
value        557,311      $38.73      $330,000       $100.00

* Estimated solely for the purpose of determining the amount of the registration fee based on the maximun aggregate offering price per share of the Registrant's shares of benefical interest of $38.73 on November 18, 1996.




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**  The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended September 30, 1996 was 548,790, none of which was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and all of which is being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

      x immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a) (1) on (date) pursuant to paragraph (a) of rule 485
          75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

EXHIBIT:  Opinion of Messrs. Seward & Kissel



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                            SIGNATURE
         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of November, 1996.

                               FIDUCIARY MANAGEMENT ASSOCIATES



                               by /s/ John D. Carifa
                                    John D. Carifa
                                      Chairman

         Pursuant to the requirements of the Securities Act of l933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                  Title              Date

1)  Principal Executive
    Officer


    /s/ John D. Carifa               Chairman          11/25/96
   John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten              Treasurer and     11/25/96
   Mark D. Gersten                   Chief Financial
                                     Officer


3) All of the Directors

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson




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   by /s/ Edmund P. Bergan, Jr.                           11/25/96
     (Attorney-in-fact)
     Edmund P. Bergan, Jr.


















































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